07.31 Fidelity Series Commodity Strategy Fund Series PRO-02 | Fidelity® Series Commodity Strategy Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Commodity Strategy Fund}	07.31 Fidelity Series Commodity Strategy Fund Series PRO-02 Fidelity® Series Commodity Strategy Fund Fidelity Series Commodity Strategy Fund-Series Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.05%	[2]
Total annual operating expenses	0.05%	[3]
[1]	Adjusted to reflect current fees.
[2]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Geode Capital Management, LLC (Geode) for the management of its portfolio pursuant to which the subsidiary pays Geode a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees.
[3]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

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Expense Example {- Fidelity® Series Commodity Strategy Fund}	07.31 Fidelity Series Commodity Strategy Fund Series PRO-02 Fidelity® Series Commodity Strategy Fund Fidelity Series Commodity Strategy Fund-Series Class USD ($)
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64